INTERMEDIATE MUNICIPAL TRUST

                           FEDERATED INVESTORS TOWER
                      PITTSBURGH, PENNSYLVANIA 15222-3779

Dear Shareholder:


     The Board of Trustees and Management of Intermediate Municipal Trust, on behalf of its portfolio, Federated Ohio Intermediate Municipal Trust (the "Fund"), are pleased to submit for your vote a proposal to sell all of the Fund's assets to Federated Ohio Municipal Income Fund, a portfolio of Municipal Securities Income Trust. As described in the enclosed Prospectus/Proxy Statement, Federated Ohio Municipal Income Fund has an investment objective and policies similar to the Fund. Both seek to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio.


     We believe that the sale of the Fund's assets in this transaction will present an excellent investment opportunity for our shareholders. Your vote on the transaction is critical to its success. The sale will be effected only if approved by the holders of a majority of the Fund's outstanding shares on the record date. We hope you share our enthusiasm and will participate by casting your vote in person or by proxy if your are unable to attend the meeting. Please read the enclosed Prospectus/Proxy Statement carefully before you vote. If you have any questions, please feel free to call us at 1-800-341-7400.

     Thank you for your prompt attention and participation.

                                            Sincerely,
                                            LOGO

                                            John F. Donahue
                                            Chairman of the Board

                          INTERMEDIATE MUNICIPAL TRUST

                           FEDERATED INVESTORS TOWER
                      PITTSBURGH, PENNSYLVANIA 15222-3779

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

     TO SHAREHOLDERS OF FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST, A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST: A Special Meeting of Shareholders of Federated Ohio Intermediate Municipal Trust (the "Fund") will be held at 2:00 p.m. on July 7, 1997, at Federated Investors Tower, 19th Floor, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779 for the following purposes:


     (1) To approve or disapprove a proposed Agreement and Plan of Reorganization between Intermediate Municipal Trust, on behalf of the Fund, and Municipal Securities Income Trust (the "Trust"), on behalf of its portfolio, Federated Ohio Municipal Income Fund (the "Portfolio"), whereby the Trust would acquire all of the assets of the Fund in exchange for Class F Shares of the Portfolio to be distributed pro rata by the Fund to holders of shares of the Fund, in complete liquidation of the Fund; and


     (2) To transact such other business as may properly come before the meeting or any adjournment thereof.

                                            By Order of the Board of Trustees

                                            John W. McGonigle
                                            Secretary
Dated: May 23, 1997

     Shareholders of record at the close of business on May 9, 1997 are entitled to vote at the meeting. Whether or not you plan to attend the meeting, please sign and return the enclosed proxy card. Your vote is important.

     TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           PROSPECTUS/PROXY STATEMENT
                                  MAY 23, 1997

                          ACQUISITION OF THE ASSETS OF
                  FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST,
                  A PORTFOLIO OF INTERMEDIATE MUNICIPAL TRUST
                           FEDERATED INVESTORS TOWER
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                        TELEPHONE NUMBER: 1-800-341-7400
                    BY AND IN EXCHANGE FOR CLASS F SHARES OF
                     FEDERATED OHIO MUNICIPAL INCOME FUND,
                A PORTFOLIO OF MUNICIPAL SECURITIES INCOME TRUST
                           FEDERATED INVESTORS TOWER
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                        TELEPHONE NUMBER: 1-800-341-7400

     This Prospectus/Proxy Statement describes the proposed Agreement and Plan of Reorganization (the "Plan") whereby Municipal Securities Income Trust, a Massachusetts business trust (the "Trust"), on behalf of its portfolio, Federated Ohio Municipal Income Fund (the "Portfolio"), would acquire all of the assets of Federated Ohio Intermediate Municipal Trust (the "Fund"), a portfolio of Intermediate Municipal Trust, in exchange for Class F Shares of the Portfolio to be distributed pro rata by the Fund to its shareholders in complete liquidation of the Fund. As a result of the Plan, each shareholder of the Fund will become the owner of Class F Shares of the Portfolio having a total net asset value equal to the total net asset value of his or her holdings in the Fund.

     The Trust is among over 100 funds managed by subsidiaries of Federated Investors. Federated Investors is one of the largest institutional service providers in the United States. It has been providing advisory services for over 41 years.

     The Trust is an open-end, non-diversified management investment company which currently includes five portfolios: Federated California Municipal Income Fund, Federated Michigan Intermediate Municipal Trust, Federated New York Municipal Income Fund, Federated Pennsylvania Municipal Income Fund, and the Portfolio. The investment objective of the Portfolio is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio. The Portfolio pursues its investment objective by investing its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. The Fund pursues its investment objective by investing at least 80% of its net assets in a portfolio of Ohio municipal securities. Both the Portfolio and the Fund are non-diversified series of investment companies. Shares in the Portfolio and the Fund are not insured or guaranteed by the U.S. government or any agency thereof. For a comparison of the investment policies of the Portfolio and the Fund, see "Comparison of Investment Policies and Risk Factors."

     The Portfolio is currently offered with one class of shares: Class F Shares (formerly, Fortress Shares). Holders of shares of the Fund will receive Class F Shares of the Portfolio if the Reorganization



is approved by shareholders. Information concerning Class F Shares of the Portfolio, as compared to shares of the Fund, is included in this Prospectus/Proxy Statement in the sections entitled "SUMMARY--Investment Objective and Policies," "Comparative Fee Tables," "Purchase and Redemption Procedures," and "Dividends" and "COMPARISON OF INVESTMENT POLICIES AND RISK FACTORS."



     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Trust and the Portfolio that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Portfolio dated October 31, 1996, which is incorporated herein by reference. Statements of Additional Information for the Portfolio dated October 31, 1996 (relating to the Portfolio's prospectus of the same date) and May 23, 1997 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by the Trust with the Securities and Exchange Commission and are incorporated herein by reference. Further information about the Portfolio's performance is contained in the Portfolio's Annual Report for the fiscal year ended August 31, 1996, which is incorporated herein by reference. Copies of the Statements of Additional Information and the Annual Report may be obtained without charge by writing or by calling the Trust at the address and telephone number shown above.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/ PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR THE PORTFOLIO.

     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE PORTFOLIO ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


                               TABLE OF CONTENTS

Proposal 1.  Reorganization......................................................            4
  Summary........................................................................            4
  Comparison of Investment Policies and Risk Factors.............................           10
  Information About the Reorganization...........................................           12
  Information About the Portfolio and the Fund...................................           16
  Voting Information.............................................................           17
Agreement and Plan of Reorganization.............................................    Exhibit A



PROPOSAL 1.  REORGANIZATION

                                    SUMMARY

About the Proposed Reorganization

     The Board of Trustees of Intermediate Municipal Trust, including its members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), on behalf of one of its portfolios, Federated Ohio Intermediate Municipal Trust (the "Fund"), has voted to recommend to shareholders of the Fund the approval of an Agreement and Plan of Reorganization (the "Plan"), whereby Municipal Securities Income Trust, a Massachusetts business trust (the "Trust"), on behalf of its portfolio, Federated Ohio Municipal Income Fund (the "Portfolio"), would acquire all of the assets of the Fund in exchange for Class F Shares of the Portfolio to be distributed pro rata by the Fund to its shareholders in complete liquidation and dissolution of the Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of shares of the Fund will become the owner of Class F Shares of the Portfolio having a total net asset value equal to the total net asset value of his or her holdings in the Fund on the date of the Reorganization (the "Closing Date").


     As a condition to the Reorganization transactions, the Trust and the Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either the Trust or the Fund or their respective shareholders. The tax cost-basis of the Class F Shares of the Portfolio received by Fund shareholders will be the same as the tax cost-basis of their shares in the Fund. Because the Portfolio may maintain a higher percentage of its assets in securities subject to the alternative minimum tax as compared to the Fund at the Closing Date, certain shareholders could experience certain adverse tax consequences.


     After the acquisition is completed, the Fund will no longer be available as an investment portfolio of Intermediate Municipal Trust.

Investment Objective and Policies


     The investment objective of the Portfolio is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities, while the Fund's investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio. Both the Portfolio and the Fund pursue their respective investment objectives by investing in a portfolio consisting primarily of obligations issued by or on behalf of states, territories, and possessions of the United States, and their respective political subdivisions or financing authorities, which pay income exempt from federal regular income tax and Ohio personal income taxes. The Portfolio pursues its investment objective by investing its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. The Fund pursues its investment objective by investing at least 80% of its net assets in a portfolio of Ohio municipal securities. Both the Portfolio and the Fund are non-diversified series of investment companies. The Fund maintains a dollar-weighted average maturity of not less than three nor more than ten years. The




Portfolio has no such maturity limitation. Since the Portfolio and the Fund invest in similar securities, an investment in the Portfolio presents similar investment risks as investing in the Fund.



     The securities in which the Portfolio may invest must be "investment grade." Thus, the Portfolio's securities must be rated Aaa, Aa, A, or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's Rating Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"). The securities in which the Fund may invest must be rated within the three highest ratings for municipal securities by Moody's, S&P, or Fitch. In addition to the foregoing, both the Portfolio and the Fund may invest in unrated securities if, at the time of purchase, the investment adviser determines that such security is of equivalent quality to securities with the applicable ratings. Due to the difference in the dollar-weighted average maturity and rating requirements of the Portfolio and the Fund, an investment in the Portfolio may present different or additional investment risks.


Advisory Fees and Expense Ratios

     The maximum annual investment advisory fee for the Portfolio is 0.40% of average daily net assets. The maximum annual investment advisory fee for the Fund is 0.50% of average daily net assets.

     For its fiscal year ended August 31, 1996, the Portfolio's ratio of expenses to average daily net assets was 0.90% for Class F Shares. During this period the Portfolio's investment adviser, Federated Advisers ("Federated Advisers"), voluntarily waived a portion of its management fees and reimbursed the Portfolio for certain operating expenses. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets would have been 1.48% for Class F Shares of the Portfolio. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by Federated Advisers at any time in its discretion.

     For its fiscal year ended May 31, 1996, the Fund's ratio of expenses to average daily net assets was 0.45%. During this period the Fund's investment adviser, Federated Management ("Federated Management"), voluntarily waived a portion of its management fees and reimbursed the Fund for certain operating expenses. Absent such waiver and reimbursement, the ratio of expenses to average daily net assets would have been 4.53%. This undertaking to waive management fees and/or reimburse operating expenses may be terminated by Federated Management at any time in its discretion.

Services Providers to the Trust and Portfolio

     Administrative services to the Trust and Portfolio are provided by Federated Services Company ("Federated Services"). Federated Services is a wholly-owned subsidiary of Federated Investors. For its services to the Portfolio, Federated Services receives a fee at an annual rate which relates to the average aggregate daily net assets of all funds administered by Federated Services in the Federated Investors complex, determined as follows: 0.15% on the first $250 million in assets; 0.125% on the next $250 million in assets; 0.10% on the next $250 million in assets; and 0.075% on assets in excess of $750 million. The minimum annual administrative fee for the Portfolio is $125,000 plus $30,000 per each additional class of shares. For the fiscal year ended August 31, 1996, Federated Services received administrative fees at the effective rate of 0.18% of the average daily net assets of the Portfolio.


     Federated Services also serves as the Portfolio's transfer agent and dividend disbursing agent. Federated Services also provides certain accounting and recordkeeping services with respect to the portfolio investments of the Portfolio.
     Federated Securities Corp. ("FSC"), a wholly-owned subsidiary of Federated Investors, is the principal distributor of the Trust and Portfolio. Under a distribution agreement, FSC acts as the Trust's agent in connection with the offering of shares of the Portfolio.


     Federated Services serves as the administrator, transfer agent and dividend disbursing agent, and portfolio accountant and recordkeeper for the Fund under the same fee schedules applicable to the Portfolio. In addition, FSC is the principal distributor of Intermediate Municipal Trust and the Fund.



Comparative Fee Tables


     Set forth in the tables below is information regarding the fees and expenses paid by the Fund and Class F Shares of the Portfolio as of August 31, 1996, and pro forma information for the Portfolio assuming that the Reorganization had taken place on August 31, 1996.



                                                              FEDERATED OHIO
                                                                 MUNICIPAL
                                                                INCOME FUND    FEDERATED OHIO     PRO FORMA
                                                              CLASS F SHARES    INTERMEDIATE    COMBINED FUND
                                                                   (THE        MUNICIPAL TRUST     CLASS F
                                                               "PORTFOLIO")     (THE "FUND")       SHARES
                                                              ---------------  ---------------  -------------
                                       SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage
   of offering price)........................................      1.00%             None           1.00%
 Maximum Sales Charge Imposed on Reinvested Dividends (as a
   percentage of offering price).............................       None             None            None
 Contingent Deferred Sales Charge (as a percentage of
   original purchase price or redemption proceeds, as
   applicable)...............................................      1.00%(1)          None           1.00%(1)
 Redemption Fees (as a percentage of amount redeemed, if
   applicable)...............................................       None             None            None
 Exchange Fee................................................       None             None            None

                                        ANNUAL FUND OPERATING EXPENSES
                                   (as a percentage of average net assets)
 Management Fees/Advisory Fees (after fee waivers) (2).......      0.07%            0.00%           0.07%
 12b-1 Fees (after waivers)..................................      0.16%(3)          None           0.16%(3)
 Shareholder Services Fee (after waivers) (4)................      0.24%            0.10%           0.24%
 Other Expenses (after fee waivers and/or expense
   reimbursements)...........................................      0.43%            0.35%           0.43%
     Total Operating Expenses (after fee waivers and/or
       expense reimbursements................................      0.90%(5)         0.45%(6)        0.90%(5)



(1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. If the Reorganization is completed, current shareholders of the Fund would not be subject to the contingent deferred sales charge.


(2) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee of the Portfolio and the Pro Forma Combined Fund is 0.40%. The maximum fee of the Fund is 0.50%.


(3) The Portfolio and the Pro Forma Combined Fund 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The 12b-1 fee provider can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.40%.


(4) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee for the Portfolio, the Fund and the Pro Forma Combined Fund is 0.25%.


(5) The total operating expenses would have been 1.48% absent the voluntary waiver of a portion of the management fee, the shareholder services fee, and the 12b-1 fee.

(6) The total operating expenses would have been 4.53% absent the voluntary waiver of the management fee, a portion of the shareholder services fee, and the voluntary reimbursement of certain other operating expenses.

    LONG TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder will bear, either directly or indirectly. Wire-transferred redemption of less than $5,000 may be subject to additional fees.


EXAMPLES

     The Examples below are intended to assist an investor in understanding the various costs that an investor will bear directly or indirectly. The Examples assume payment of operating expenses at the levels set forth in the table above.

     (1) This Example does not include sales charges or contingent deferred sales charges since such sales charges are not applicable to the Portfolio Class F Shares received as a result of the proposed reorganization.

     An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, and (2) redemption at the end of each time period. Expenses would be the same if there were no redemption at the end of each time period.

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Federated Ohio Municipal Income Fund (Class F Shares)...    $  9       $29        $50        $111
Federated Ohio Intermediate Municipal Trust.............    $  5       $14        $25        $ 57
Pro Forma Combined Fund (Class F Shares)................    $  9       $29        $50        $111


     (2) This Example includes sales charges since Portfolio Class F Shares purchased subsequent to the reorganization may be subject to sales charges.

     An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period, and (3) payment of the maximum sales charge.

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Federated Ohio Municipal Income Fund (Class F Shares)...    $ 29       $50        $59        $120
Federated Ohio Intermediate Municipal Trust.............    $  5       $14        $25        $ 57
Pro Forma Combined Fund (Class F Shares)................    $ 29       $50        $59        $120


     An investor would pay the following expenses, assuming no redemption.

                                                           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                           ------    -------    -------    --------
Federated Ohio Municipal Income Fund (Class F Shares)...    $ 19       $38        $59        $120
Federated Ohio Intermediate Municipal Trust.............    $  5       $14        $25        $ 57
Pro Forma Combined Fund (Class F Shares)................    $ 19       $38        $59        $120


     THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     As a result of the Reorganization, the expense ratio of the Fund will increase by 0.45%.

Purchase and Redemption Procedures

     Procedures for the purchase and redemption of Portfolio shares are similar, but not identical, to procedures applicable to the purchase and redemption of Fund shares. In anticipation that the Reorganization will be consummated, shareholders of the Fund will receive information with respect to the various services provided by the Portfolio, as well as a detailed explanation of the options available to shareholders for effecting purchases and redemptions of Portfolio shares. Any questions about such procedures may be directed to, and assistance in effecting purchases or redemptions of Portfolio shares may be obtained by calling the Portfolio at 1-800-341-7400.

     Reference is made to the Prospectus of the Portfolio dated October 31, 1996, and the Prospectus of the Fund for a complete description of the purchase and redemption procedures applicable to purchases and redemptions of Portfolio and Fund shares, respectively, each of which is incorporated herein by reference thereto. Set forth below is a brief listing of the more significant differences between the purchase and redemption procedures of the Portfolio as compared to the Fund.

     Shares of the Portfolio are subject to a maximum sales charge on purchases of 1.00% of the offering price and a contingent deferred sales charge of up to 1.00%. Shares of the Fund are available for purchase without the imposition of a sales charge on purchases or a contingent deferred sales charge. Shareholders of the Fund will not pay a sales charge on shares of the Portfolio received in the Reorganization, if approved by shareholders. In addition, redemptions of shares received in the Reorganization will not be subject to the contingent deferred sales charge. Trust and Institutional customers are exempt from the sales charge and contingent deferred sales charge. The minimum initial investment in the Portfolio is $1,500.00. The minimum initial investment by an institution in the Fund is $25,000.00. To meet the minimum investment requirements, purchases of shares of the Fund may be aggregated over a period of 90 days.

     The Fund's and the Portfolio's net asset values are calculated at the close of each day on which each computes its net asset value. Purchase orders received by either the Portfolio or the Fund by wire before 1:00 p.m. (Eastern time) begin earning dividends that day. Purchase orders received by check by either the Portfolio or the Fund begin earning dividends the day after such check is converted into federal funds, which ordinarily occurs one day after receipt by State Street Bank and Trust Company, the Fund's and the Portfolio's custodian. Shares of the Portfolio may also be purchased at a given day's price if an order is placed through a financial institution, including a registered broker/dealer, and if the purchase order is received by 4:00 p.m. and transmitted to the Portfolio by 5:00 p.m., in the case of a broker/dealer, or 4:00 p.m., in the case of a financial institution other than a broker/dealer.

     Shares of both the Portfolio and the Fund may be redeemed by mail or by telephone. Shares of the Fund are redeemed at the net asset value per share next determined after receiving the redemption order. Shares of the Portfolio are subject to a contingent deferred sales charge of 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date.

Dividends
     The Fund's dividends are declared daily and paid monthly. In contrast, the Portfolio's dividends are declared and paid monthly to all shareholders invested in the Portfolio on the record date. Dividends paid by both the Fund and the Portfolio are automatically reinvested in additional shares unless shareholders request cash payment. Dividends reinvested in Portfolio shares are purchased at net asset value without a sales charge.


               COMPARISON OF INVESTMENT POLICIES AND RISK FACTORS

Investment Objectives and Policies

     The Portfolio and the Fund have similar investment objectives. The investment objective of the Portfolio is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio.

     The Portfolio invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities. The Fund pursues its investment objective by investing at least 80% of its net assets in a non-diversified portfolio of Ohio municipal securities. In addition, the Fund maintains a dollar-weighted average maturity of not less than three nor more than ten years. The Portfolio has no such maturity limitation.

     Each of the Portfolio and the Fund invests in municipal securities which pay interest that is, in the opinion of bond counsel for the issuers or in the opinion of officers of the investment adviser of the Portfolio or the Fund, respectively, exempt from both federal regular income tax and the personal income taxes imposed by the State of Ohio (the "Municipal Securities"). The Municipal Securities in which the Portfolio and the Fund invest are: (1) obligations issued by or on behalf of the State of Ohio, its political subdivisions, or agencies; (2) debt obligations of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision of any of these; and (3) participation interests in any of the foregoing obligations.


     The Municipal Securities in which the Portfolio may invest must be "investment grade." Thus, the Portfolio's Municipal Securities must be rated Aaa, Aa, A, or Baa, by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A, or BBB by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch"). The Municipal Securities in which the Fund may invest must be rated within the three highest ratings for municipal securities by Moody's, S&P, or Fitch. In addition to the foregoing, both the Portfolio and the Fund may invest in unrated Municipal Securities if, at the time of purchase, the investment adviser determines that such security is of equivalent quality to securities with the applicable ratings. In addition, the Fund may invest in Municipal Securities which are: (1) guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest; (2) fully collateralized by an escrow of U.S. government securities or other securities acceptable to the investment adviser; (3) rated at the time of purchase within Moody's highest short-term municipal obligation rating (MIG 1/VMIG 1) or Moody's highest municipal commercial paper rating (PRIME-1) or S&P's highest municipal commercial paper rating (SP-1); or (4) unrated if, at the time of purchase, other municipal securities of that issuer are rated A or better by Moody's, S&P, or Fitch. Finally, both the Portfolio and the Fund may retain a Municipal Security that is downgraded if the investment adviser determines that such security continues to be an acceptable investment.


     Both the Portfolio and the Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies. Participation interests give the Portfolio and the Fund undivided interests in Ohio Municipal Securities. The financial institutions from which the Portfolio or the Fund may purchase participation interests frequently provide or secure irrevocable letters of credit or guarantees to assure that the participation interests are of high quality.

     Both the Portfolio and the Fund may also invest in variable rate Municipal Securities. The variable interest rates of the Municipal Securities are ordinarily stated as a percentage of a published interest rate, interest rate index, or a similar standard, such as the 91-day U.S. Treasury bill rate. Many of the variable rate Municipal Securities are subject to payment of principal on demand by the Portfolio or the Fund in not more than seven days.

     Both the Portfolio and Fund may also invest in municipal leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered illiquid. The Fund restricts the ability to invest in "non-appropriation" leases to not more than ten percent of its total assets. Lease obligations that contain "non-appropriation" clauses provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. The Portfolio does not include this limitation.


     Both the Portfolio and the Fund may also purchase Municipal Securities on a when-issued or delayed delivery basis. In these transactions, the Portfolio or the Fund may purchase securities with payment and delivery scheduled for a future time so long as sufficient assets are segregated in the transactions. A seller's failure to complete these transactions may cause the Portfolio or the Fund to miss a price or yield considered to be advantageous.


     Finally, both the Portfolio and the Fund may invest in temporary investments, which may include short-term non-Ohio municipal tax-exempt obligations or taxable temporary investments. Both the Portfolio and the Fund invest in temporary investments when the investment adviser determines the market conditions call for a temporary defensive posture. The temporary investments include: (1) notes issued by or on behalf of municipal corporate issuers; (2) obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; (3) other debt securities; (4) commercial paper;
(5) certificates of deposit of banks; and (6) repurchase agreements. There are no rating requirements applicable to temporary investments, with the exception of the Fund's investment in temporary municipal securities, which are subject to the same rating requirements as all other Municipal Securities in which the Fund invests. Neither the Portfolio nor the Fund is subject to a percentage limitation applicable to temporary investments.


Investment Restrictions

     The investment restrictions of the Portfolio and the Fund are similar. The significant differences are as follows. Although neither the Portfolio nor the Fund intend to invest more than 10% of its assets in securities that may be illiquid because of legal contractual restrictions on resale ("restricted securities") or securities for which there are no readily available market quotations, only the Portfolio requires majority shareholder approval in order to change the limitation relating to restricted securities. In addition, although neither the Portfolio nor the Fund intends to invest in puts, calls, straddles, spreads, or any combination of these securities, only the Portfolio requires majority shareholder approval in order to permit investments in these securities.


Risk Factors


     The risks associated with an investment in the Portfolio and the Fund are similar. The nature of the Municipal Securities included in each of the Portfolio's and Fund's investments are generally subject to the same factors, including: the general conditions of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, adverse economic conditions or developments affecting the State of Ohio or its municipalities could impact the Portfolio's or the Fund's investments. Shareholders of the Fund should consider two differences in the investment policies of the Fund and the Portfolio that may present different or additional risk. First, the Portfolio is not subject to a dollar-weighted maturity limitation. The Fund is required to maintain a dollar-weighted maturity of not less than three nor more than ten years. Because the Portfolio is not subject to a maturity limitation and can maintain a dollar-weighted maturity of less than three years or more than ten years, an investment in the Portfolio may present shareholders with risks and opportunities different than those presented by an investment in the Fund. Second, because the Portfolio may invest in Municipal Securities that are rated in the four highest rating categories by Moody's, S&P, or Fitch, an investment in the Portfolio may be subject to additional investment risk as compared to the Fund, which limits its purchase of Municipal Securities to those rated in the three highest categories. Securities rated in the fourth highest rating category are considered to have some speculative characteristics and are more vulnerable to changes in economic conditions, higher interest rates, or adverse issuer-specific developments which are likely to lead to a weaker capacity to make principal and interest payments than comparable higher rated debt securities.


                      INFORMATION ABOUT THE REORGANIZATION

Background and Reasons for the Proposed Acquisition
     The Fund commenced operations on December 2, 1993, in order to provide financial institutions serving in a fiduciary capacity with an investment vehicle which provided current income exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio. Federated Securities Corp. ("FSC"), the distributor of shares of both the Fund and the Portfolio, has proposed that the Fund consider a sale of all of the Fund's assets to the Trust, acting on behalf of the Portfolio.

     In considering the proposed Reorganization, the Board of Trustees of Intermediate Municipal Trust took into consideration a number of factors, including: (1) the comparatively larger size of the Portfolio, (2) the capabilities and resources of Federated Advisers, (3) expense ratios and published information regarding the fees and expenses of the Portfolio in relation to similar funds, (4) the fact that Federated Management had advised the Board that, if the Reorganization is not completed, it will consider discontinuing the waiver of its investment advisory fee and its reimbursement of certain Fund operating expenses; (5) the comparative investment performance of the Portfolio and the Fund as well as the performance of similar funds, (6) the terms and conditions of the Reorganization and whether the Reorganization would result in the dilution of shareholder interests, (7) the tax consequences of the Reorganization, and (8) the compatibility of the Portfolio's and the Fund's investment objectives, policies, restrictions and portfolios, as well as service features available to shareholders in the respective funds.


     The Board concluded to recommend that the shareholders of the Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the 1940 Act, the Board of Trustees of Intermediate Municipal Trust, including a majority of the Trustees who were not interested persons of either Intermediate Municipal Trust or the Trust, determined that participation in the transaction was in the best interests of the Fund's shareholders and that the interests of existing Fund shareholders would not be diluted as a result of effecting the transaction. This conclusion was based on a number of factors, including the following:

     1. The Reorganization would permit the shareholders of the Fund to pursue substantially the same investment goals in a larger fund. A larger fund should enhance the ability of portfolio managers to effect their portfolio transactions on more favorable terms and give portfolio managers greater investment flexibility and the ability to select a larger number of portfolio securities, with the attendant ability to spread investment risks over a larger number of portfolio issues.

     2. The 30-day yield of the Portfolio for the period ended August 31, 1996, was 5.06%. The 30-day yield of the Fund for the period ended May 31, 1996, was 4.91%. Over other periods the performance of the Portfolio and the Fund in relation to each other have varied, in part due to differing expense waivers by the respective investment advisers.

     3. The current waiver of investment advisory fees charged to the Fund by Federated Management might be discontinued, as well as Federated Management's reimbursement of certain Fund operating expenses.

     The Board of Trustees of Municipal Securities Income Trust likewise considered the Reorganization and approved the Plan on behalf of the Portfolio. Pursuant to Rule 17a-8 under the 1940 Act, the Board of Trustees of Municipal Securities Income Trust, including a majority of the Trustees who were not interested persons of either Intermediate Municipal Trust or the Trust, determined that participation in the transaction was in the best interests of the Portfolio's shareholders and that the interests of existing Portfolio shareholders would not be diluted as a result of effecting the transaction.

Description of the Plan of Reorganization

     The Plan provides that the Trust, on behalf of the Portfolio, will acquire all of the assets of the Fund in exchange for Class F Shares of the Portfolio to be distributed pro rata by the Fund to the holders of Fund shares in complete liquidation of the Fund on or about July 11, 1997. Fund shareholders will receive a number of shares in the Portfolio equal to the same total net asset value as the Fund shares they held immediately prior to the Closing. Shareholders of the Fund will become shareholders of the Portfolio as of 5:00 p.m. (Eastern time) on the Closing Date. Shareholders of the Fund will earn their last dividend from the Fund on the day preceding the Closing Date, which Closing Date is expected to be July 11, 1997.

     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to Intermediate Municipal Trust, on behalf of the Fund, and the Trust, on behalf of the Portfolio, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Fund prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

     Federated Advisers is responsible for the payment of all expenses of the Reorganization, whether or not the Reorganization is consummated. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Fund's shareholders and the costs of holding the Special Meeting of Shareholders.

     The foregoing description of the Plan entered into between the Trust, on behalf of the Portfolio, and Intermediate Municipal Trust, on behalf of the Fund, is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.
Description of Portfolio Shares

     Class F Shares of the Portfolio to be issued to shareholders of the Fund under the Plan will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Portfolio provided herewith for additional information about Class F Shares of the Portfolio.

Federal Income Tax Consequences


     As a condition to the Reorganization transactions, the Trust, on behalf of the Portfolio, and Intermediate Municipal Trust, on behalf of the Fund, will receive an opinion from Howard & Howard Attorneys, P.C., to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1)(C) of the Code; (2) no gain or loss will be recognized by the Portfolio upon its receipt of the Fund's assets in exchange for Portfolio shares; (3) the holding period and basis for the Fund's assets acquired by the Portfolio will be the same as the holding period and the basis to the Fund immediately prior to the Reorganization; (4) no gain or loss will be recognized by the Fund upon transfer of its assets to the Portfolio in exchange for Portfolio shares or upon the distribution of the Portfolio shares to the Fund's shareholders in exchange of their Fund shares; (5) no gain or loss will be recognized by shareholders of the Fund upon exchange of their Fund shares for Portfolio shares; (6) the holding period of Portfolio shares received by shareholders of the Fund pursuant to the Plan will be the same as the holding period of Fund shares held immediately prior to the Reorganization, provided the Fund shares were held as capital assets on the date of the Reorganization; and (7) the basis of Portfolio shares received by shareholders of the Fund pursuant to the Plan will be the same as the basis of Fund shares held immediately prior to the Reorganization. The Fund does not intend to sell portfolio securities in anticipation of the Reorganization, other than in the normal course of business, which would result in recognition of gains or losses to the Fund and its shareholders.



Comparative Information on Shareholder Rights and Obligations

     The Trust is organized as a Massachusetts business trust pursuant to a Declaration of Trust dated August 6, 1990, under the laws of the Commonwealth of Massachusetts. Intermediate Municipal Trust is also organized as a Massachusetts business trust under a Declaration of Trust dated May 31, 1985. The rights of shareholders of the Trust and of Intermediate Municipal Trust are identical. Set forth below is a brief summary of the more significant similarities between rights of shareholders of the Fund and the Portfolio.


     Special meetings of both the Fund's and the Portfolio's shareholders may be called for any purpose on the written request of shareholders entitled to cast at least ten percent (10%) of all votes entitled to be cast at the meeting. Special meetings of the Fund's and the Portfolio's shareholders may also be called by the Trustees or the Chief Executive Officer of Intermediate Municipal Trust or the Trust, respectively. Shareholders of the Fund and the Portfolio are entitled to at least fifteen days' notice of any meeting.


     The Declaration of Trust of both Intermediate Municipal Trust and the Trust provide that shareholders shall have the following voting powers: (i) to vote for the election of Trustees; (ii) to vote with respect to any investment advisory or sub-advisory contract entered into on behalf of any series; (iii) to vote to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought derivatively or as a class action on behalf of the trust, any series, or the shareholders; (iv) to vote for the removal of Trustees; (v) to vote on amendments or supplements to the Declaration of Trust; and (vi) to vote on such additional matters as required by the Declaration of Trust, the By-laws, the registration statement, or the Securities and Exchange Commission.

     Under certain circumstances, shareholders of the Fund or the Portfolio may be held personally liable as partners under Massachusetts law for acts or obligations of Intermediate Municipal Trust or the Trust, respectively. To protect shareholders of the Fund and the Portfolio, the Declarations of Trust expressly disclaim the liability of shareholders for acts or obligations of the Fund and the Portfolio. The Declarations of Trust provide that a notice of the disclaimer of liability may be included in each agreement, obligation, or instrument that either Intermediate Municipal Trust or the Trust may enter into.

     In the unlikely event that a shareholder of either the Fund or the Portfolio is held personally liable for obligations of the Fund or the Portfolio, the Declarations of Trust provide that property of the Fund or the Portfolio will be used to protect or compensate the shareholder. On request, claims are defended and judgments against shareholders are paid that arise out of any act or obligation of Intermediate Municipal Trust or the Trust on behalf of the Fund or the Portfolio, respectively. Therefore, financial loss resulting from liability as a shareholder will occur only if Intermediate Municipal Trust or the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from the assets of the Fund or the Portfolio, respectively.


Capitalization

     The following table shows the capitalization of the Portfolio and the Fund as of February 28, 1997, and on a pro forma basis as of that date:

                                                                                    PRO FORMA
                                                  PORTFOLIO                          COMBINED
                                               (CLASS F SHARES)       FUND       (CLASS F SHARES)
                                               ----------------    ----------    ----------------
Net Assets..................................     $ 67,616,569      $8,820,015      $ 76,436,584
Price Per Share.............................     $      11.38      $     9.95      $      11.38
Shares Outstanding..........................        5,944,265         886,561         6,719,645


                  INFORMATION ABOUT THE PORTFOLIO AND THE FUND

Federated Ohio Municipal Income Fund, a portfolio of Municipal Securities Income Trust


     Information about the Trust and the Portfolio is contained in the Portfolio's current Prospectus. A copy of the prospectus is included herewith and incorporated by reference herein. Additional information about the Trust and the Portfolio is included in the Portfolio's Statement of Additional Information dated October 31, 1996, which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated May 23, 1997, both of which have been filed with the Securities and Exchange Commission, may be obtained without charge by contacting the Trust at 1-800-341-7400 or by writing to the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Trust, on behalf of the Portfolio, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Trust, on behalf of the Portfolio, can be obtained by calling or writing the Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, D.C. located at Room 1024, 450 Fifth Street, N.W., Washington D.C. 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 14th Floor, 75 Park Place, New York, New York 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).


     This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust, on behalf of the Portfolio, with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Trust, the Portfolio and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.

Federated Ohio Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust

     Information about the Fund may be found in the Fund's current Prospectuses dated July 31, 1996, and its Statement of Additional Information dated July 31, 1996, which are incorporated herein by reference. Financial Statements for the Fund for the year ended May 31, 1996, may be found in the Fund's prospectus. Copies of the Fund's Prospectus and Statement of Additional Information may be obtained without charge from the Fund by calling 1-800-341-7400 or by writing to the Fund at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from Intermediate Municipal Trust by calling 1-800-341-7400 or by writing to Intermediate Municipal Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by the Fund can be obtained by calling or writing the Fund and can also be inspected at the public reference facilities maintained by the Securities and Exchange Commission at the addresses listed in the previous section.

                               VOTING INFORMATION

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Trustees of the Fund of proxies for use at the Special Meeting of Shareholders (the "Meeting") to be held on July 7, 1997 and at any adjournment thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Meeting. A proxy, if properly executed, duly returned, and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Fund an instrument revoking the proxy, or by submitting a proxy bearing a later date, or by attending and voting at the Meeting. Proxies, instruments revoking a proxy, or proxies bearing a later date may be communicated by telephone, by electronic means including facsimile, or by mail.


     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Federated Advisers. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents, including third party solicitors, of the Fund at no additional costs to the Fund. Such solicitations may be by telephone, telegraph, or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud including requiring identifying shareholder information, recording the shareholder's instructions, and delivering a written confirmation of the shareholder's instructions. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as currently exists for instructions communicated in written form. Federated Advisers will reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connec-



tion with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

Outstanding Shares and Voting Requirements


     The Board of Trustees of the Fund has fixed the close of business on May 9, 1997, as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting of Shareholders and any adjournment thereof. As of the record, date, there were 881,394 shares of the Fund outstanding. Each Fund share is entitled to one vote and fractional shares have proportionate voting rights. On the record date, the following persons of record owned 5% or more of the Fund's outstanding shares: DEFCO, Defiance, OH, owned approximately 204,065 shares (23.15%); Holdon, Findlay, OH, owned approximately 187,905 shares (21.32%); Lorban & Company, Elyria, OH, owned approximately 104,694 shares (11.88%); National Financial Services, New York, NY, acting in various capacities for numerous accounts, owned approximately 103,887 shares (11.79%); Parcol & Co., Akron, OH, owned approximately 63,249 shares (7.18%); Grand Old Co., Zanesville, OH, owned approximately 53,326 shares (6.05%). On such date, no other person owned of record, or to the knowledge of the Fund, beneficially owned, 5% or more of the Fund's outstanding shares. On the record date, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.



     On the record date, the following person of record owned 5% or more of the Portfolio's outstanding Class F Shares: MLPF&S, Jacksonville, FL, acting in various capacities for numerous accounts, owned approximately 2,134,078 shares (36.66%). On the record date, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding Class F Shares of the Portfolio.


     The votes of shareholders of the Portfolio are not being solicited since their approval is not required in order to effect the Reorganization.


     Approval of the Reorganization requires the affirmative vote of a majority of the Fund's outstanding shares. As used herein, the term "majority of the Fund's outstanding shares" means the lesser of: (a) 67% of the shares of the Fund present at the Special Meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.


     In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. On each proposal, broker non-votes will be considered to be abstentions on the vote regarding each proposal.

No Dissenter's Right of Appraisal

     Shareholders of the Fund objecting to the Reorganization have no appraisal rights under the Fund's Declaration of Trust or under the laws of the Commonwealth of Massachusetts. Shareholders have the right, however, to redeem their Fund shares at net asset value until the Closing Date, and thereafter shareholders may redeem Class F Shares of the Portfolio acquired by them in the Reorganization at net asset value.


Quorum

     In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present at the Special Meeting, but sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of shares that are represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Plan in favor of such adjournments, and will vote those proxies required to be voted AGAINST such proposal against any adjournment. A quorum is constituted with respect to the Fund by the presence in person or by proxy of the holders of more than 50% of the outstanding shares of the Fund entitled to vote at the Meeting. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business.

Other Matters

     Management of the Fund knows of no other matters that may properly be, or which are likely to be, brought before the meeting. However, if any other business shall properly come before the meeting the persons named in the proxy intend to vote thereon in accordance with their best judgment.

     So far as management is presently informed, there is no litigation pending or threatened against the Trust.

     Whether or not shareholders expect to attend the meeting, all shareholders are urged to sign, fill in and return the enclosed proxy form promptly.

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     AGREEMENT AND PLAN OF REORGANIZATION dated February 27, 1997 (the "Agreement"), by and between MUNICIPAL SECURITIES INCOME TRUST, a Massachusetts business trust, on behalf of its portfolio, Federated Ohio Municipal Income Fund (hereinafter called the "Acquiring Fund"), FEDERATED ADVISERS, a Delaware business trust ("Federated Advisers"), INTERMEDIATE MUNICIPAL TRUST, a Massachusetts business trust, on behalf of its portfolio, Federated Ohio Intermediate Municipal Trust (hereinafter called the "Acquired Fund") and FEDERATED MANAGEMENT, a Delaware business trust ("Federated Management").

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund in exchange solely for Class F Shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares") and the distribution, after the Closing Date as hereinafter defined, of Class F Shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Acquired Fund and the Acquiring Fund are registered open-end, non-diversified, management investment companies and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares and the Acquired Fund is authorized to issue its shares of beneficial interest;

     WHEREAS, Federated Advisers, an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Acquiring Fund;

     WHEREAS, Federated Management, an investment adviser registered as such under the Investment Advisers Act of 1940, as amended, serves as investment adviser to the Acquired Fund;

     WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined under the Investment Company Act of 1940, as amended (the "1940 Act") of the Acquiring Fund has determined that the transfer of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquiring Fund shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

     WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined under the 1940 Act) of the Acquired Fund has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares is in the best interests of the Acquired Fund shareholders, that the interests of the shareholders of the Acquired Fund would not be diluted as a result of this transaction and determined that subsequent to the consummation of the transaction contemplated by this Agreement, the Acquired Fund will cease operations;


     NOW THEREFORE, for and in consideration of the mutual covenants and agreements hereinafter set forth, the parties agree as follows:

     1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND.
     1.1 Subject to the terms and conditions contained herein, the Acquired Fund agrees to assign, transfer, and convey to the Acquiring Fund all of the assets of the Acquired Fund at the time of the Closing (defined below), including without limitation all securities and cash, and the Acquiring Fund agrees in exchange therefor to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, representing Class F Shares, determined as set forth in paragraph 2.3 of this Agreement. Such transactions shall take place at the closing (the "Closing") on the closing date (the "Closing Date"), as provided in paragraph 3.1 of this Agreement. In lieu of delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the stock record books of the Acquiring Fund's transfer agent and shall deliver a confirmation thereof to the Acquired Fund.

     1.2 The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

     1.3 Delivery of the assets of the Acquired Fund to be transferred shall be made on the Closing Date and shall be delivered to State Street Bank and Trust Company (hereinafter referred to as "State Street"), Boston, Massachusetts, the Acquiring Fund's custodian (the "Custodian"), for the account of the Acquiring Fund, together with proper instructions and all documents necessary to transfer such assets to the account of the Acquiring Fund, free and clear of all liens, encumbrances, rights, restrictions and claims, except as may be indicated in a schedule delivered by the Acquired Fund to the Acquiring Fund immediately prior to the Closing. All cash delivered shall be in the form of currency or immediately available funds payable to the order of Custodian for the Acquiring Fund.

     1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends or interest received on or after the Closing Date with respect to assets transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights, or other assets received by the Acquired Fund after the Closing Date as distributions on, or with respect to, the securities transferred. Such assets shall be deemed included in assets transferred to the Acquiring Fund on the Closing Date and shall not be separately valued.

     1.5 As soon after the Closing Date as is practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund's shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer (by the Acquiring Fund or its transfer agent) of the Acquiring Fund Shares to an account for each shareholder on the books of the Acquiring Fund's transfer agent in the name of each Acquired Fund Shareholder and representing the pro rata number of the Acquiring Fund Shares due each Acquired Fund Shareholder. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. Share certificates representing interests in the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with paragraph 2.3. The Acquiring Fund will issue certificates representing the Acquiring Fund Shares in connection with such exchange only for, and upon receipt of, certificated shares of the Acquired Fund.

     1.6 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later dates with respect to discontinuation of the Acquired Fund as a series of Intermediate Municipal Trust with federal and state authorities.

     2. VALUATION.

     2.1 The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value of such assets computed as of the close of business on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

     2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of the close of business on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information.

     2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the assets attributable to the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Acquiring Fund Share determined in accordance with paragraph 2.2. Class F Shares of the Acquiring Fund shall be issued for shares of the Acquired Fund.

     2.4 All computations of value shall be made in accordance with the regular practices of the Acquiring Fund.

     3. CLOSING AND CLOSING DATE.

     3.1 The Closing Date shall be July 11, 1997, or such later date as the parties may mutually agree. All acts taking place at the Closing Date shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held at the close of business at the offices of the Acquired Fund, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779, or such other time and/or place as the parties may mutually agree.

     3.2 If on the Valuation Date: (a) the primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.3 The Acquired Fund shall instruct Federated Services Company, as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund at the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Class F Shares of the Acquiring Fund to be credited on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Class F Shares of the Acquiring Fund have been credited to the respective accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     4. REPRESENTATIONS AND WARRANTIES.

     4.1 Each of the Acquired Fund and Federated Management represents and warrants to the Acquiring Fund as follows:

     (a) Intermediate Municipal Trust is a business trust organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted.

     (b) Intermediate Municipal Trust is registered under the 1940 Act, as an open-end, non-diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     (c) Intermediate Municipal Trust is not, and the execution, delivery, and performance of this Agreement will not result, in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

     (d) No material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. Neither Federated Management nor the Acquired Fund knows of any facts which might form the basis for the institution of such proceedings, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (e) The Statement of Assets and Liabilities of the Acquired Fund at May 31, 1996, has been audited by Arthur Andersen LLP, independent public accountants, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no liabilities of the Acquired Fund, known to the Acquired Fund or to Federated Management, contingent or otherwise, as of such date not disclosed therein.

     (f) The unaudited Statement of Assets and Liabilities of the Acquired Fund at November 30, 1996, has been prepared in accordance with generally accepted accounting principles, consistently applied, and on a basis consistent with the Statement of Assets and Liabilities of the Acquired Fund at May 31, 1996, which has been audited by Arthur Andersen LLP, and such statement (copies of which have been furnished to the Acquiring Fund) fairly reflects the financial condition of the Acquired Fund as of such date, and there are no liabilities of the Acquired Fund known to the Acquired Fund or to Federated Management, contingent or otherwise, as of such date not disclosed therein.

     (g) Since May 31, 1996, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of any indebtedness for borrowed money.

     (h) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law (or permitted extensions thereto) to have been filed shall have been filed, and to the best of the Acquired Fund's knowledge all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (i) For each fiscal year (or part thereof) of its operation, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.
     (j) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3 of this Agreement. The Acquired Fund does not have outstanding options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into Acquired Fund shares.

     (k) On the Closing Date, all issued and outstanding shares of the Acquired Fund will have been duly registered under the Securities Act of 1933, as amended (the "1933 Act"), and registered, or exempt from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which the Acquired Fund has offered or sold its shares.

     (l) On the Closing Date, the Acquired Fund will have full right, power, and authority to sell, assign, transfer, and deliver the assets to be transferred by it hereunder.

     (m) The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Fund's Board of Trustees and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes the valid and legally binding obligation of the Acquired Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

     (n) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquired Fund) will, on the effective date of the Registration Statement and on the Closing Date be true and correct in all material respects. Further, on the effective date of the Registration Statement and on the Closing Date, the Prospectus/Proxy Statement (only insofar as it relates to the Acquired Fund) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     (o) The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Proxy Statement.

     4.2 Each of the Acquiring Fund and Federated Advisers represents and warrants to the Acquired Fund as follows:

     (a) Municipal Securities Income Trust is a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted and to carry out this Agreement.

     (b) Municipal Securities Income Trust is registered under the 1940 Act as an open-end, non-diversified, management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

     (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulation of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
     (d) At the Closing Date, the Acquiring Fund will have good and marketable title to its assets.

     (e) Municipal Securities Income Trust is not, and the execution, delivery, and performance of this Agreement will not result in a material violation of its Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

     (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets which, if adversely determined, would affect the Acquiring Fund's financial condition or the conduct of its business. Neither Federated Advisers nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

     (g) The Statement of Assets and Liabilities of the Acquiring Fund at August 31, 1996, has been audited by Deloitte & Touche LLP, independent auditors, and has been prepared in accordance with generally accepted accounting principles, consistently applied, and such statement (copies of which have been furnished to the Acquired Fund) fairly reflects the financial condition of the Acquiring Fund as of such date, and there are no liabilities of the Acquiring Fund, known to the Acquiring Fund or to Federated Advisers, contingent or otherwise, as of such date not disclosed therein.

     (h) Since August 31, 1996, there has not been any adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of any indebtedness for borrowed money.


     (i) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law (or permitted extensions thereto) to have been filed shall have been filed, and to the best of the Acquiring Fund's knowledge all federal and other taxes shall have been paid so far as due or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

     (j) For each fiscal year (or part thereof) of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company.

     (k) All issued and outstanding shares of the Acquiring Fund are, and including the Acquiring Fund Shares issued to the Acquired Fund Shareholders pursuant hereto, at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

     (l) All issued and outstanding shares of each class of the Acquiring Fund are, and at the Closing Date will be, duly registered under the 1933 Act and registered, or exempt from registration, to the extent required thereby under each state securities or "blue sky" law of every state in which the Acquiring Fund has offered or sold its shares.

     (m) The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Fund's Board of Trustees, and this Agreement constitutes the valid and legally binding obligation of Municipal Securities Income Trust enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court before which a proceeding is brought (regardless of whether the enforceability is considered in a proceeding in equity or at law).

     (n) The Prospectus/Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date be true and correct in all material respects. Further, on the effective date of the Registration Statement and on the Closing Date, the Prospectus/Proxy Statement (only insofar as it relates to the Acquiring Fund) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     (o) The Acquiring Fund has entered into an agreement under which Federated Advisers will assume the expenses of the Reorganization, including legal fees of the Acquiring Fund, registration fees, transfer tax (if any), the fees of banks and transfer agents, and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Acquired Fund's shareholders.


     5. COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 The Acquired Fund will call a meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other action necessary and appropriate to obtain approval of the transactions contemplated herein.

     5.3 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper, or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes which will be carried over to the Acquiring Fund as a result of Section 381 of the Code and which will be certified by the Acquired Fund's President or its Treasurer.

     5.5 Municipal Securities Income Trust shall have filed with the SEC a Registration Statement Form N-14 complying in all material respects with the requirements of the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, and applicable rules and regulations thereunder, relating to a meeting of the shareholders of the Acquired Fund to be called to consider and act upon the transactions contemplated herein, and such Registration Statement shall have been declared effective by the SEC. The Acquired Fund agrees to provide the Acquiring Fund with information relating to the Acquired Fund required under such Acts, rules and regulations for inclusion in the Registration Statement Form N-14.

     5.6 The Acquiring Fund agrees to use all best efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

     6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1 All representations and warranties of Federated Management and the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     6.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or the Assistant Treasurer of the Acquired Fund.


     6.3 The Acquired Fund and Federated Management shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to the Acquiring Fund, to the effect that the representations and warranties of the Acquired Fund and Federated Management made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

     7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND.

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:
     7.1 All representations and warranties of the Acquiring Fund and Federated Advisers contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

     7.2 The Acquiring Fund and Federated Advisers shall have delivered to the Acquired Fund on the Closing Date a certificate executed in their names by their respective Presidents or Vice Presidents and their Treasurers or Assistant Treasurers, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that the representations and warranties of the Acquiring Fund and Federated Advisers made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

     8. FURTHER CONDITIONS PRECEDENT TO THE OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND.

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

     8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of beneficial interest of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and the Acquired Fund's Declaration of Trust and By-Laws.

     8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All consents of parties hereto and all other consents, orders, permits, and exemptions of federal, state, and local regulatory authorities (including those of the Securities and Exchange Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring



Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Form N-14 shall have become effective under the 1933 Act by the SEC and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

     8.5 The Acquiring Fund and the Acquired Fund shall have received an opinion of Howard & Howard Attorneys, P.C., substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes:


     (a) The transfer of all or substantially all of the Acquired Fund assets in exchange for the Acquiring Fund Shares and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code; (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares; (c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund;
(d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares: (e) The tax basis of the Acquired Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization; (f) The tax basis of the Acquiring Fund Shares received by each of the Acquired Fund Shareholders pursuant to the Reorganization will be the same as the tax basis of the Acquired Fund shares held by such shareholder immediately prior to the Reorganization; (g) The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and (h) The holding period of the Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder (provided the Acquired Fund Shares were held as capital assets on the date of the Reorganization).


     9. TERMINATION OF AGREEMENT.

     9.1 This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees of Intermediate Municipal Trust or the Board of Trustees of Municipal Securities Income Trust, at any time prior to the Closing Date without liability on the part of either party hereto, if circumstances should develop that, in the opinion of the Board of Trustees of either party hereto, determines that proceeding with the Agreement is not in the best interests of that party's shareholders.

     9.2 If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 9, this Agreement shall become void and have no effect, without any liability on the part of any party hereto (other than the agreement of Federated Advisers to assume the expenses of the Reorganization) or the trustees, directors, officers or shareholders of the Acquiring Fund or of the Acquired Fund, in respect of this Agreement.


     10. WAIVER.

     At any time prior to the Closing Date, any of the foregoing conditions (other than that set forth in Section 8.5) may be waived by the Board of Trustees of Municipal Securities Income Trust or the Board of Trustees of Intermediate Municipal Trust if, in the judgment of either, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquiring Fund or of the Acquired Fund, as the case may be.

     11. AMENDMENT.

     This Agreement and Plan of Reorganization may be amended at any time by the mutual agreement of the Acquired Fund and the Acquiring Fund, authorized by their respective Boards of Trustees and notwithstanding approval thereof by the Acquired Fund Shareholders; provided, that if so approved by the Acquired Fund Shareholders, no amendment shall be made which substantially changes the terms hereof.

     12. NO BROKER'S OR FINDER'S FEE.

     The Acquired Fund and the Acquiring Fund each represents that there is no person with whom it has dealt who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement and Plan of Reorganization.

     13. MISCELLANEOUS.

     13.1 The representations and warranties included or provided for herein shall not survive consummation of the transactions contemplated hereby.

     13.2 This Agreement contains the entire agreement and understanding between the parties hereto with respect to the subject matter hereof, and merges and supersedes all prior discussions, agreements, and understandings of every kind and nature between them relating to the subject matter hereof. Neither party shall be bound by any condition, definition, warranty, or representation, other than as set forth or provided in this Agreement or as may be set forth in a later writing signed by the party to be bound thereby.

     13.3 This Agreement shall be governed and construed in accordance with the internal laws of the Commonwealth of Pennsylvania, without giving effect to such jurisdiction's conflicts of laws principles.

     13.4 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

     13.5 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.6 Intermediate Municipal Trust is hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of Municipal Securities Income Trust and agrees that the obligations assumed by the Acquiring Fund pursuant to this Agreement shall be limited in any case to the Acquiring Fund and its assets and the Acquired Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquiring Fund, the Trustees, officers, employees, or agents of Municipal Securities Income Trust or any of them.

     13.7 Municipal Securities Income Trust is hereby expressly put on notice of the limitation of liability as set forth in the Declaration of Trust of Intermediate Municipal Trust and agrees that the obligations assumed by the Acquired Fund pursuant to this Agreement shall be limited in any case to the Acquired Fund and its assets and the Acquiring Fund shall not seek satisfaction of any such obligation from the shareholders of the Acquired Fund, the Trustees, officers, employees, or agents of Intermediate Municipal Trust or any of them.


     IN WITNESS WHEREOF, the Acquired Fund and the Acquiring Fund have each caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

                                              Acquired Fund:
                                              INTERMEDIATE MUNICIPAL TRUST,
                                              on behalf of its portfolio,
                                              FEDERATED OHIO INTERMEDIATE
Attest:                                       MUNICIPAL TRUST

/s/ S. ELLIOTT COHAN                          By: /s/ J. CHRISTOPHER DONAHUE
-------------------------------------         ------------------------------------------
       Assistant Secretary                    Name: J. Christopher Donahue
                                              Title: President

Attest:                                       FEDERATED MANAGEMENT

/s/ CHRISTINE ITA MCGONIGLE                   By: /s/ J. CHRISTOPHER DONAHUE
-------------------------------------         ------------------------------------------
       Assistant Secretary                    Name: J. Christopher Donahue
                                              Title: President

                                              Acquired Fund:
                                              MUNICIPAL SECURITIES INCOME TRUST,
                                              on behalf of its portfolio,
Attest:                                       FEDERATED OHIO MUNICIPAL INCOME FUND

/s/ S. ELLIOTT COHAN                          By: /s/ J. CHRISTOPHER DONAHUE
-------------------------------------         ------------------------------------------
       Assistant Secretary                    Name: J. Christopher Donahue
                                              Title: President


Attest:                                       FEDERATED ADVISERS

/s/ CHRISTINE ITA MCGONIGLE                   By: /s/ J. CHRISTOPHER DONAHUE
------------------------------------          ------------------------------------------
       Assistant Secretary                    Name: J. Christopher Donahue
                                              Title: President




          STATEMENT OF ADDITIONAL INFORMATION{PRIVATE }
                          May 23, 1997


               Acquisition of the assets of FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST, a portfolio of Intermediate Municipal Trust Federated Investors Tower
               Pittsburgh, Pennsylvania 15222-3779
               Telephone No:  1-800-341-7400

               By and in exchange for shares of
               FEDERATED OHIO MUNICIPAL INCOME FUND, a portfolio of Municipal Securities Income Trust
               Federated Investors Tower
               Pittsburgh, Pennsylvania 15222-3779
               Telephone No. 1-800-341-7400

This Statement of Additional Information dated May 23, 1997 is not a prospectus. A Prospectus/Proxy Statement dated May 23, 1997, related to the above-referenced matter may be obtained from Municipal Securities Income Trust, on behalf of its portfolio, Federated Ohio Municipal Income Fund, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


                        TABLE OF CONTENTS
Statement of Additional Information of Federated Ohio Municipal Income
     Fund, a portfolio of Municipal Securities Income Trust, dated August 31, 1996.

Statement of Additional Information of Federated Ohio Intermediate
     Municipal Trust, a portfolio of Intermediate Municipal Trust, dated May 31, 1996.

Financial Statements of Federated Ohio Municipal Income Fund, a portfolio of Municipal Securities Income Trust, dated August 31, 1996.

Financial Statements of Federated Ohio Intermediate Municipal Trust, a portfolio of Intermediate Municipal Trust, dated May 31, 1996.

Unaudited Financial Statements of Federated Ohio Intermediate Municipal
     Trust, a portfolio of Municipal Securities Income Trust, dated November 30, 1996.
The Statement of Additional Information of Federated Ohio Municipal Income Fund (the "Portfolio"), a portfolio of Municipal Securities Income Trust (the "Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A (File No. 33-36729) which was filed with the Securities and Exchange Commission on or about October 24, 1996.

The Statement of Additional Information of Federated Ohio Municipal Income Fund (the "Fund"), a portfolio of Intermediate Municipal Trust, is incorporated by reference to Intermediate Municipal Trust's Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A (File No. 2-98237) which was filed with the Securities and Exchange Commission on or about July 25, 1996. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number:
1-800-341-7400.

The audited financial statements of the Portfolio dated August 31, 1996, are incorporated by reference to the Portfolio's Prospectus filed with Post-Effective Amendment No. 21 to the Trust's Registration Statement on Form N-1A (File No. 33-36729) which was filed with the Securities and Exchange Commission on or about October 24, 1996.

The audited financial statements of the Fund dated May 31, 1996, are incorporated by reference to the Fund's prospectus filed with Post-Effective Amendment No. 26 to Intermediate Municipal Trust's Registration Statement on Form N-1A (File No. 2-98237) which was filed with the Securities and Exchange Commission on or about July 25, 1996.

The unaudited financial statements of the Fund dated November 30, 1996, are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about February 3, 1997.

Pro forma financial statements as of August 31, 1996, which give effect to the Reorganization of the Fund into the Portfolio, are attached.


I:\b358\rcr\federated\intermediate\sai

                   FEDERATED OHIO MUNICIPAL INCOME FUND
                FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
                      INTRODUCTION TO PROPOSED MERGER



The accompanying unaudited Pro Forma Combining Portfolio of Investments and Statement of Assets and Liabilities reflect the accounts of Federated Ohio Municipal Income Fund and Federated Ohio Intermediate Municipal Trust, collectively (`the Funds''), as of August 31, 1996. These statements have been derived from the books and records utilized in calculating daily net asset values at August 31, 1996. The accompanying unaudited Pro Forma Combining Statement of Operations reflects the accounts of Federated Ohio Municipal Income Fund's most recent fiscal year ended August 31, 1996, and the twelve month period ended August 31, 1996, for Federated Ohio Intermediate Municipal Trust.

The Pro Forma statements give effect to the proposed transfer of assets from Federated Ohio Intermediate Municipal Trust in exchange for shares of Federated Ohio Municipal Income Fund.
                   FEDERATED OHIO MUNICIPAL INCOME FUND
                FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
                  NOTES TO PRO FORMA FINANCIAL STATEMENTS
                        AUGUST 31, 1996 (UNAUDITED)


1.   BASIS OF COMBINATION

     The accompanying unaudited Pro Forma Combining Portfolio of Investments and Statement of Assets and Liabilities reflect the accounts of Federated Ohio Municipal Income Fund and Federated Ohio Intermediate Municipal Trust, collectively (the `Funds''), as of August 31, 1996. These statements have been derived from the books and records utilized in calculating daily net asset values at August 31, 1996. The accompanying unaudited Pro Forma Combining Statement of Operations reflects the accounts of Federated Ohio Municipal Income Fund's most recent fiscal year ended August 31, 1996, and the twelve month period ended August 31, 1996, for Federated Ohio Intermediate Municipal Trust.

     The Pro Forma Financial Statements should be read in conjunction with historical financial statements of the Funds which are incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies which are disclosed in the historical financial statements of each fund.

     The Pro Forma Financial Statements give effect to the proposed transfer of assets of Federated Ohio Intermediate Municipal Trust in exchange for shares of Federated Ohio Municipal Income Fund. Under generally accepted accounting principles, Federated Ohio Municipal Income Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

     The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory and administrative fee arrangements for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

     For the twelve months ended August 31, 1996, Federated Ohio Municipal Income Fund and Federated Ohio Intermediate Municipal Trust, paid investment advisory fees computed at the annual rate of each Fund's average net assets as follows:


                            PERCENT OF EACH FUND'S
          FUND                AVERAGE NET ASSETS

Federated Ohio Municipal             0.40%
Income Fund

     Federated Ohio                  0.50%
 Intermediate Municipal
          Trust


     Each adviser may voluntarily choose to waive a portion of their fees and reimburse certain operating expenses.

2.   SHARES OF BENEFICIAL INTEREST

     The Pro Forma net asset value per share assumes the issuance of 757,676 shares of Federated Ohio Municipal Income Fund shares in exchange for 868,161 shares of Federated Ohio Intermediate Municipal Trust at August 31, 1996, in conjunction with the proposed reorganization.


FEDERATED OHIO MUNICIPAL INCOME FUND
FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
PRO FORMA COMBINING PORTFOLIO OF INVESTMENTS
AUGUST 31, 1996 (UNAUDITED)









             FEDERATED
FEDERATED       OHIO
   OHIO     INTERMEDIATE                                        FEDERATED   FEDERATED
MUNICIPAL    MUNICIPAL    PRO FORMA                               OHIO         OHIO       PRO
  INCOME       TRUST      COMBINED                              MUNICIPAL  INTERMEDIATE  FORMA
   FUND                                                          INCOME     MUNICIPAL   COMBIN
                                                                  FUND        TRUST        ED



PRINCIPAL    PRINCIPAL    PRINCIPAL                     CREDIT
  AMOUNT       AMOUNT       AMOUNT                                VALUE       VALUE      VALUE
                                                        RATING
                                                          *

LONG-TERM MUNICIPALS 99.6%

                                     OHIO--93.9%

  $200,000      ---         $200,000 Akron, Bath &
                                     Copley, OH Joint
                                     Township,
                                     Revenue Bonds,
                                     7.45%               AAA    $224,580       ---      $224,5
                                     (Children's                                           80
                                     Hospital
                                     Medical Center,
                                     Akron)/(United
                                     States Treasury
                                     PRF)/(Original
                                     Issue Yield:
                                     7.698%),
                                     11/15/2000
                                     (@102)

   400,000      ---          400,000 Akron, Bath &
                                     Copley, OH Joint
                                     Township,
                                     Revenue Bonds,
                                     7.45%                A+     449,160       ---      449,16
                                     (Children's                                           0
                                     Hospital
                                     Medical Center,
                                     Akron)/(United
                                     States Treasury
                                     PRF)/(Original
                                     Issue Yield:
                                     7.698%),
                                     11/15/2000
                                     (@102)

   ---        200,000        200,000 Akron, OH,
                                     Various Purpose     AAA       ---       206,346    206,34
                                     LT GO, 5.50%                                          6
                                     (MBIA INS),
                                     12/1/2005

   750,000      ---          750,000 Ashland County,
                                     OH, LT GO Bonds,     A      809,415       ---      809,41
                                     7.00%, 12/1/2011                                      5

   300,000      ---          300,000 Bellefontaine,
                                     OH, Storm Water      A      322,215       ---      322,21
                                     Utility LT GO                                         5
                                     Bonds, 7.05%,
                                     6/1/2011

   500,000      ---          500,000 Brunswick, OH,
                                     UT GO Bonds,         A      553,480       ---      553,48
                                     7.35% (Original                                       0
                                     Issue Yield:
                                     7.446%),
                                     12/1/2010

   ---           200,000     200,000 Cleveland, OH
                                     Airport System,
                                     Revenue Bonds       AAA       ---       204,540    204,54
                                     (Series A),                                           0
                                     5.40% (FGIC
                                     INS)/(Original
                                     Issue Yield:
                                     5.55%), 1/1/2004

 2,500,000      ---        2,500,000 Cleveland, OH
                                     Airport System,
                                     Revenue Bonds       AAA    2,481,500      ---      2,481,
                                     (Series A),                                          500
                                     6.00% (FGIC
                                     INS)/(Original
                                     Issue Yield:
                                     6.378%),
                                     1/1/2024

   ---        250,000        250,000 Cleveland, OH,
                                     LT GO Bonds,        AAA       ---       267,598    267,59
                                     6.00% (MBIA                                           8
                                     INS)/(Original
                                     Issue Yield:
                                     6.10%),
                                     11/15/2004

 2,000,000      ---        2,000,000 Cleveland, OH
                                     Public Power
                                     System, Revenue
                                     Bonds, First        AAA    2,246,200      ---      2,246,
                                     Mortgage (Series                                     200
                                     A ), 7.00% (MBIA
                                     Insurance
                                     Corporation
                                     INS)/(Original
                                     Issue Yield:
                                     7.15%),
                                     11/15/2024

   ---        500,000        500,000 Columbus, OH
                                     Municipal
                                     Airport
                                     Authority,          AAA       ---       514,515    514,51
                                     Revenue Bonds,                                        5
                                     5.55% (Port
                                     Columbus Intl
                                     Airport )/(MBIA
                                     INS)/(Original
                                     Issue Yield:
                                     5.65%), 1/1/2004

 2,600,000      ---        2,600,000 Columbus, OH
                                     Municipal
                                     Airport
                                     Authority,          AAA    2,663,414      ---      2,663,
                                     Improvement                                          414
                                     Revenue Bonds,
                                     6.25% (Port
                                     Columbus Intl
                                     Airport )/(MBIA
                                     INS)/(Original
                                     Issue Yield:
                                     6.35%), 1/1/2024

   ----       100,000        100,000 Columbus, OH
                                     Water System,       AA-       ---       104,365    104,36
                                     Revenue                                               5
                                     Refunding Bonds,
                                     6.375%,
                                     11/1/2010

   ----       150,000        150,000 Columbus, OH, LT
                                     GO Bonds, 5.50%     AA+       ---       156,344    156,34
                                     (Original Issue                                       4
                                     Yield: 5.55%),
                                     5/15/2004

$2,000,000      ---       $2,000,000 Cuyahoga County,
                                     OH Hospital
                                     Authority,
                                     Improvement &
                                     Refunding           AAA    $1,908,78      ---      $1,908
                                     Revenue Bonds                  0                     ,780
                                     (Series A),
                                     5.625%
                                     (University
                                     Hospitals Health
                                     System,
                                     Inc.)/(MBIA
                                     INS)/(Original
                                     Issue Yield:
                                     5.90%),
                                     1/15/2026

 1,000,000      ---        1,000,000 Cuyahoga County,
                                     OH Hospital
                                     Authority,
                                     Revenue Bonds,       A     1,010,090      ---      1,010,
                                     6.25% (Fairview                                      090
                                     General
                                     Hospital)/(Origi
                                     nal Issue Yield:
                                     6.321%),
                                     8/15/2010

 1,500,000      ---        1,500,000 Cuyahoga County,
                                     OH Hospital
                                     Authority,           A     1,495,035      ---      1,495,
                                     Revenue Bonds,                                       035
                                     6.25% (Meridia
                                     Health
                                     System)/(Origina
                                     l Issue Yield:
                                     6.80%),
                                     8/15/2024

   800,000      ---          800,000 Cuyahoga County,
                                     OH Hospital
                                     Authority,
                                     Revenue Bonds,       AA     818,944       ---      818,94
                                     6.50%                                                 4
                                     (University
                                     Hospitals Health
                                     System,
                                     Inc.)/(Original
                                     Issue Yield:
                                     6.68%),
                                     1/15/2019

   780,000      ---          780,000 Cuyahoga County,
                                     OH Hospital
                                     Authority,
                                     Revenue             AAA     837,556       ---      837,55
                                     Refunding Bonds,                                      6
                                     6.875%
                                     (University
                                     Hospitals Health
                                     System,
                                     Inc.)/(AMBAC
                                     INS)/(Original
                                     Issue Yield:
                                     6.954%),
                                     1/15/2019

   500,000      ---          500,000 Cuyahoga County,
                                     OH Hospital
                                     Authority,           A+     522,400       ---      522,40
                                     Revenue                                               0
                                     Refunding Bonds,
                                     8.00% (Cleveland
                                     Clinic)/(Origina
                                     l Issue Yield:
                                     8.068%),
                                     12/1/2015

   800,000      ---          800,000 Cuyahoga County,
                                     OH, UT GO Jail
                                     Facilities           Aa     893,624       ---      893,62
                                     Bonds, 7.00%                                          4
                                     (Original Issue
                                     Yield: 7.065%),
                                     10/1/2013

   500,000      ---          500,000 Franklin County,
                                     OH Hospital
                                     Facility
                                     Authority,
                                     Hospital Revenue    AAA     543,705       ---      543,70
                                     Refunding &                                           5
                                     Improvement
                                     Bonds, 7.25%
                                     (Riverside
                                     United Methodist
                                     Hospital)/(MBIA
                                     INS)/(Original
                                     Issue Yield:
                                     7.29%),
                                     5/15/2020

   260,000      ---          260,000 Franklin County,
                                     OH Hospital
                                     Facility
                                     Authority,
                                     Revenue
                                     Refunding &          Aa     289,474       ---      289,47
                                     Improvement                                           4
                                     Bonds (Series
                                     B), 7.50%
                                     (Riverside
                                     United Methodist
                                     Hospital)/(Unite
                                     d States
                                     Treasury
                                     PRF)/(Original
                                     Issue Yield:
                                     7.60%),
                                     5/15/2000 (@102)

 2,000,000      ---        2,000,000 Franklin County,
                                     OH Hospital
                                     Facility
                                     Authority,           Aa    1,938,200      ---      1,938,
                                     Revenue                                              200
                                     Refunding Bonds
                                     (Series A),
                                     5.75% (Riverside
                                     United Methodist
                                     Hospital)/(Origi
                                     nal Issue Yield:
                                     6.10%),
                                     5/15/2020

   ---        300,000        300,000 Franklin County,
                                     OH, Hospital
                                     Refunding &
                                     Improvement          Aa       ---       300,570    300,57
                                     Revenue Bonds                                         0
                                     (1996 Series A),
                                     5.20%
                                     (Children's
                                     Hospital)/(Origi
                                     nal Issue Yield:
                                     5.30%),
                                     11/1/2004

   ---        400,000        400,000 (B) Franklin
                                     County, OH,
                                     Hospital Revenue     AA       ---       410,880    410,88
                                     Bonds (Series                                         0
                                     1996), 5.50%
                                     (Holy Cross
                                     Health System
                                     Corp.), 6/1/2004

   ---        250,000        250,000 Franklin County,
                                     OH Mortgage
                                     Revenue,
                                     Mortgage Revenue     Aa       ---       257,190    257,19
                                     Bonds, 5.875%                                         0
                                     (Seton Square
                                     North, OH)/(FHA
                                     GTD)/(Original
                                     Issue Yield:
                                     6.00%),
                                     10/1/2004

 1,300,000      ---        1,300,000 Hamilton County,
                                     OH Health
                                     System, Revenue
                                     Refunding Bonds,
                                     Providence          BBB-   1,312,194      ---      1,312,
                                     Hospital, 6.875%                                     194
                                     (Franciscan
                                     Sisters of
                                     Christian
                                     Charity
                                     HealthCare
                                     Ministry,
                                     Inc.)/(Original
                                     Issue Yield:
                                     7.05%), 7/1/2015

   700,000      ---          700,000 Hamilton County,
                                     OH Hospital
                                     Facilities
                                     Authority,           A-     736,267       ---      736,26
                                     Revenue                                               7
                                     Refunding &
                                     Improvement
                                     Bonds, 7.00%
                                     (Deaconess
                                     Hospital)/(Origi
                                     nal Issue Yield:
                                     7.046%),
                                     1/1/2012

   ---        490,000        490,000 Hamilton County,
                                     OH Hospital
                                     Facilities
                                     Authority,           A        ---       500,270    500,27
                                     Revenue                                               0
                                     Refunding Bonds
                                     (Series A),
                                     5.50% (Bethesda
                                     Hospital,
                                     OH)/(Original
                                     Issue Yield:
                                     5.65%), 1/1/2000

 2,000,000      ---        2,000,000 Hamilton County,
                                     OH Hospital
                                     Facilities
                                     Authority,           A     2,019,820      ---      2,019,
                                     Revenue                                              820
                                     Refunding Bonds
                                     (Series A),
                                     6.25% (Bethesda
                                     Hospital,
                                     OH)/(Original
                                     Issue Yield:
                                     6.55%), 1/1/2012

   ---        500,000        500,000 Hamilton County,
                                     OH Hospital
                                     Facilities
                                     Authority,
                                     Refunding           Aa2       ---       $527,090   $527,0
                                     Revenue Bonds                                         90
                                     (Series 1992),
                                     6.80% (Episcopal
                                     Retirement
                                     Homes,
                                     Inc.)/(Fifth
                                     Third Bank,
                                     Cincinnati LOC),
                                     1/1/2008

   ---        $200,000      $200,000 Hamilton County,
                                     OH Sewer System,
                                     Improvement &       AAA       ---       200,102    200,10
                                     Revenue                                               2
                                     Refunding Bonds
                                     (Series A),
                                     4.55% (FGIC
                                     INS), 12/1/2000

   ---        100,000        100,000 Kings Local
                                     School District,     NR       ---       106,701    106,70
                                     OH, UT GO Bonds,                                      1
                                     6.25%, 12/1/2001

   ---        100,000        100,000 Kings Local
                                     School District,     NR       ---       109,085    109,08
                                     OH, UT GO Bonds,                                      5
                                     6.50%, 12/1/2003

   440,000      ---          440,000 Lakewood, OH
                                     Hospital
                                     Improvement
                                     Authority,          AAA     444,730       ---      444,73
                                     Revenue                                               0
                                     Refunding Bonds
                                     (Series One),
                                     6.00% (Lakewood
                                     Hospital,
                                     OH)/(MBIA
                                     INS)/(Original
                                     Issue Yield:
                                     6.90%),
                                     2/15/2010

   500,000      ---          500,000 Lebanon, OH
                                     Waterworks
                                     System, Revenue      A      544,925       ---      544,92
                                     Improvement and                                       5
                                     Refunding Bonds,
                                     7.10%, 3/1/2008

   ----       300,000        300,000 Lucas County,
                                     OH, Hospital
                                     Revenue             AAA       ---       304,236    304,23
                                     Refunding Bonds                                       6
                                     (Series 1996),
                                     5.00% (ProMedica
                                     Healthcare
                                     Obligated
                                     Group)/(MBIA
                                     INS), 11/15/2000

 1,000,000      ---        1,000,000 Marion County,
                                     OH Hospital
                                     Authority,
                                     Hospital
                                     Refunding &         BBB+    991,880       ---      991,88
                                     Improvement                                           0
                                     Revenue Bonds
                                     (Series 1996),
                                     6.375%
                                     (Community
                                     Hospital of
                                     Springfield)/(Or
                                     iginal Issue
                                     Yield: 6.52%),
                                     5/15/2011

   420,000      ---          420,000 Marysville, OH,
                                     LT Sewer System      A      453,319       ---      453,31
                                     GO Bonds, 7.15%,                                      9
                                     12/1/2011

   ---        300,000        300,000 Miami County,
                                     OH, Hospital
                                     Facilities
                                     Revenue
                                     Refunding &         AAA       ---       303,297    303,29
                                     Improvement                                           7
                                     Bonds (Series
                                     1996B), 5.20%
                                     (Upper Valley
                                     Medical Center,
                                     OH)/(MBIA
                                     INS)/(Original
                                     Issue Yield:
                                     5.30%),
                                     5/15/2004

 1,000,000      ---        1,000,000 Miami County,
                                     OH, Hospital
                                     Facilities
                                     Revenue             BBB     971,120       ---      971,12
                                     Refunding &                                           0
                                     Improvement
                                     Bonds (Series
                                     1996A), 6.375%
                                     (Upper Valley
                                     Medical Center,
                                     OH)/(Original
                                     Issue Yield:
                                     6.62%),
                                     5/15/2026

   ---        150,000        150,000 Miami Valley
                                     Regional Transit     A        ---       153,750    153,75
                                     Authority, OH,                                        0
                                     LT GO Bonds,
                                     5.40%, 12/1/2004

   650,000      ---          650,000 Middleburg
                                     Heights, OH, LT      Aa     716,580       ---      716,58
                                     GO Bonds, 7.20%,                                      0
                                     12/1/2011

 1,000,000      ---        1,000,000 Montgomery
                                     County, OH
                                     Health
                                     Facilities          AAA    1,063,420      ---      1,063,
                                     Authority,                                           420
                                     Revenue Bonds
                                     (Series A),
                                     6.625% (Sisters
                                     of Charity
                                     Health Care
                                     System)/(MBIA
                                     INS)/(Original
                                     Issue Yield:
                                     6.80%),
                                     5/15/2021

 3,000,000      ---        3,000,000 Moraine, OH
                                     Solid Waste
                                     Disposal             A-    3,260,250      ---      3,260,
                                     Authority,                                           250
                                     Revenue Bonds,
                                     6.75% (General
                                     Motors
                                     Corp.)/(Original
                                     Issue Yield:
                                     6.80%), 7/1/2014

   ---        300,000        300,000 Muskingum
                                     County, OH,
                                     (Series 1995)
                                     Hospital
                                     Facilities          AAA       ---       295,836    295,83
                                     Refunding                                             6
                                     Revenue Bonds,
                                     5.10%
                                     (Franciscan
                                     Sisters of
                                     Christian
                                     Charity
                                     HealthCare
                                     Ministry,
                                     Inc.)/(Connie
                                     Lee
                                     INS)/(Original
                                     Issue Yield:
                                     5.30%),
                                     2/15/2006

   ---        150,000        150,000 North Canton OH
                                     City School          A        ---       154,227    154,22
                                     District, LT GO                                       7
                                     Energy
                                     Conservation
                                     Bonds, 5.50%,
                                     12/1/2003

   ---        300,000        300,000 Ohio Enterprise
                                     Bond Fund,
                                     (Series 1995-3)      A-       ---       298,209    298,20
                                     State Economic                                        9
                                     Development
                                     Revenue Bonds,
                                     5.60% (Smith
                                     Steelite),
                                     12/1/2003

   ---        150,000        150,000 Ohio HFA,
                                     Residential         AAA       ---       151,269    151,26
                                     Mortgage Revenue                                      9
                                     Bonds (Series A-
                                     1), 5.40% (GNMA
                                     COL), 3/1/2004

   ---        600,000        600,000 Ohio HFA,
                                     Residential         AAA       ---       607,884    607,88
                                     MortgageRevenue                                       4
                                     Bonds (Series B-
                                     1), 5.80% (GNMA
                                     COL), 9/1/2005

10,515,000      ---       10,515,000 Ohio HFA,
                                     Residential         AAA    10,800,06      ---      10,800
                                     Mortgage Revenue               2                     ,062
                                     Bonds (Series B-
                                     2), 6.70% (GNMA
                                     COL), 3/1/2025
 2,400,000      ---        2,400,000 Ohio HFA, SFM
                                     Revenue Bonds
                                     (Series A),         AAA    2,516,496      ---      2,516,
                                     7.65% (GNMA                                          496
                                     COL)/(Original
                                     Issue Yield:
                                     7.669%),
                                     3/1/2029

   275,000      ---          275,000 Ohio HFA, SFM
                                     Revenue Bonds       AAA     288,761       ---      288,76
                                     (Series A),                                           1
                                     7.80% (GNMA
                                     COL), 3/1/2030

$2,500,000      ---       $2,500,000 Ohio State Air
                                     Quality
                                     Development         BBB-   $2,296,95      ---      $2,296
                                     Authority, PCR                 0                     ,950
                                     Refunding Bonds
                                     (Series A),
                                     5.95% (Ohio
                                     Edison Co.),
                                     5/15/2029

   500,000      ---          500,000 Ohio State Air
                                     Quality
                                     Development         AAA     547,920       ---      547,92
                                     Authority, PCR                                        0
                                     Refunding Bonds
                                     (Series A),
                                     7.45% (Ohio
                                     Edison
                                     Co.)/(FGIC INS),
                                     3/1/2016

 4,800,000      ---        4,800,000 Ohio State Air
                                     Quality
                                     Development
                                     Authority,          AAA    4,980,384      ---      4,980,
                                     Revenue                                              384
                                     Refunding Bonds,
                                     6.375% (JMG
                                     Funding Limited
                                     Partnership)/(AM
                                     BAC
                                     INS)/(Original
                                     Issue Yield:
                                     6.493%),
                                     1/1/2029

   ---           400,000     400,000 Ohio State
                                     Building
                                     Authority, State     A+       ---       418,792    418,79
                                     Correctional                                          2
                                     Facilities
                                     Revenue
                                     Refunding Bonds,
                                     Series A, 5.80%
                                     (Original Issue
                                     Yield: 5.95%),
                                     10/1/2006

 2,000,000      ---        2,000,000 Ohio State
                                     Department of
                                     Transportation,      A+    1,915,540      ---      1,915,
                                     Certificates of                                      540
                                     Participation,
                                     6.125%
                                     (Rickenbacker,
                                     OH Port
                                     Authority),
                                     4/15/2015

 2,000,000      ---        2,000,000 Ohio State
                                     Turnpike            AA-    1,947,460      ---      1,947,
                                     Commission,                                          460
                                     Revenue Bonds,
                                     Series A, 5.75%,
                                     2/15/2024

   ---        350,000        350,000 Ohio State
                                     Turnpike            AAA       ---       372,775    372,77
                                     Commission,                                           5
                                     Revenue Bonds
                                     (Series A),
                                     6.00% (FSA INS),
                                     2/15/2005

   ---        250,000        250,000 Ohio State, UT
                                     GO Bonds, 5.60%      AA       ---       262,223    262,22
                                     (Original Issue                                       3
                                     Yield: 5.65%),
                                     8/1/2002

 1,700,000      ---        1,700,000 Ohio State Water
                                     Development
                                     Authority, PCR      BBB-   1,545,045      ---      1,545,
                                     Refunding Bonds,                                     045
                                     5.95% (Ohio
                                     Edison Co.),
                                     5/15/2029
   650,000      ---          650,000 Ohio State Water
                                     Development
                                     Authority, Pure
                                     Water Revenue        A      680,290       ---      680,29
                                     Bonds, 7.00%                                          0
                                     (United States
                                     Treasury
                                     PRF)/(Original
                                     Issue Yield:
                                     7.65%), 6/1/1998
                                     (@100)

   ---        250,000        250,000 Olentangy, OH
                                     Local School
                                     District, UT GO     AA-       ---       260,105    260,10
                                     Bonds (Series                                         5
                                     A), 5.60%
                                     (Original Issue
                                     Yield: 5.70%),
                                     12/1/2004

   350,000      ---          350,000 Rocky River, OH
                                     City School
                                     District, UT GO      Aa     378,102       ---      378,10
                                     Bonds (Series                                         2
                                     A), 6.90%
                                     (Original Issue
                                     Yield: 6.98%),
                                     12/1/2011

   ---           195,000     195,000 Stow, OH, LT GO
                                     Safety Center        A1       ---       228,105    228,10
                                     Construction                                          5
                                     Bonds, 7.75%,
                                     12/1/2003

   500,000      ---          500,000 South Euclid,
                                     OH, UT GO            A1     542,350       ---      542,35
                                     Refunding Bonds,                                      0
                                     7.00%, 12/1/2011

   ---        260,000        260,000 Summit County,
                                     OH, LT Various      AAA       ---       273,593    273,59
                                     Purpose GO                                            3
                                     Bonds, 5.75%
                                     (AMBAC INS),
                                     12/1/2005

   500,000      ---          500,000 Tiffin, OH, LT       A      539,865       ---      539,86
                                     GO Bonds, 7.10%,                                      5
                                     12/1/2011

 3,500,000      ---        3,500,000 Toledo-Lucas
                                     County, OH Port
                                     Authority, Port
                                     Facilities          Aa3    3,536,540      ---      3,536,
                                     Revenue                                              540
                                     Refunding Bonds,
                                     5.90% (Cargill,
                                     Inc.)/(Original
                                     Issue Yield:
                                     5.981%),
                                     12/1/2015

   ---           200,000     200,000 Toledo, OH Sewer
                                     System, Revenue
                                     Bonds, 5.75%        AAA       ---       211,474    211,47
                                     (AMBAC                                                4
                                     INS)/(Original
                                     Issue Yield:
                                     5.85%),
                                     11/15/2005

   500,000      ---          500,000 University of
                                     Cincinnati, OH,
                                     General Receipts    AA-     545,360       ---      545,36
                                     Revenue Bonds                                         0
                                     (Series B),
                                     7.00% (Original
                                     Issue Yield:
                                     7.05%), 6/1/2011

   500,000      ---          500,000 University of
                                     Cincinnati, OH,
                                     Revenue Bonds       AA-     529,130       ---      529,13
                                     (Series 12),                                          0
                                     6.50% (Original
                                     Issue Yield:
                                     6.613%),
                                     6/1/2011

                                         Total                  66,112,53   8,161,371   74,273
                                                                    2                     ,903

                                     PUERTO RICO--                             ---
                                     3.2%

 2,400,000      ---        2,400,000 Puerto Rico
                                     Electric Power
                                     Authority,           A-    2,501,182      ---      2,501,
                                     Revenue Bonds                                        182
                                     (Series T),
                                     6.375% (Original
                                     Issue Yield:
                                     6.58%), 7/1/2024




                               VIRGIN ISLANDS-
                               -2.5%

   ---     $200,000  $200,000  Virgin Islands
                               HFA, SFM           AAA      ---     $201,624   $201,624
                               Revenue
                               Refunding Bonds
                               (Series A),
                               5.70% (GNMA
                               COL), 3/1/2004

1,750,000    ---    1,750,000  Virgin Islands
                               HFA, SFM
                               Revenue            AAA   1,767,220     ---    1,767,220
                               Refunding Bonds
                               (Series A),
                               6.50% (GNMA
                               COL)/(Original
                               Issue Yield:
                               6.522%),
                               3/1/2025

                                  Total                 1,767,220   201,624  1,968,844

                                  TOTAL
                               INVESTMENTS              $70,380,9  $8,362,9  $78,743,9
                               (IDENTIFIED                  34        95         29
                               COST
                               $75,967,522)(A)



     Securities that are subject to alternative minimum tax represents 43.6% of the portfolio as calculated based upon total portfolio market value.
(a)  The cost of investments for federal tax
     purposes amounts to $75,967,522. The net unrealized appreciation of investments on a federal tax basis amounts to $2,776,407 which is comprised of $23,777,967 appreciation and $21,001,560 depreciation at August 31, 1996.
(b)  Denotes a when-issued security.
  * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

Not  The categories of investments are shown as a
e: percentage of net assets ($79,060,787) at August 31, 1996.

The following acronyms are used throughout this portfolio:
AMBAC    --American Municipal Bond Assurance Corporation
COL      --Collateralized
FGIC     --Financial Guaranty Insurance Company
FHA      --Federal Housing Administration
FSA      --Financial Security Assurance
GNMA     --Government National Mortgage Association
GO       --General Obligation
GTD      --Guaranty
HFA      --Housing Finance Authority
INS      --Insured
LOC      --Letter of Credit
LT       --Limited Tax
MBIA     --Municipal Bond Investors Assurance
PCR      --Pollution Control Revenue
PRF      --Prerefunded
SFM      --Single Family Mortgage
UT       --Unlimited Tax

(See Notes to Pro Forma Financial Statements)


              FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
        PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
                      AUGUST 31, 1996 (UNAUDITED)


                                      FEDERATED
                        FEDERATED        OHIO
                           OHIO      INTERMEDIATE
                         MUNICIPAL    MUNICIPAL     PRO FORMA       PRO FORMA
                          INCOME        TRUST       ADJUSTMENT      COMBINED
                           FUND

ASSETS:
Investments in        $ 70,380,934$     8,362,995 $       ----   $  78,743,929
securities, at value
Cash                        51,488         34,889         ----          86,377
Deferred                      ----          7,223      (7,223) (a)        ----
Expenses
Receivables
for/from:
  Investment Adviser          ----           ----        7,223 (a)       7,223
  Shares of beneficial      22,095           ----         ----          22,095
interest sold
  Income                 1,268,739        122,916         ----       1,391,655

     Total              71,723,256      8,528,023         ----      80,251,279
assets

LIABILITIES:
Payables for/to:
  Shares of beneficial
interest
  redeemed                     101           ----         ----             101
  Income distributions     119,082         34,193         ----         153,275
  Investments              990,737           ----         ----         990,737
purchased
Accrued expenses and
other liabilities           45,621            758         ----          46,379

     Total               1,155,541         34,951         ----       1,190,492
liabilities

TOTAL NET ASSETS      $ 70,567,715 $    8,493,072                $  79,060,787

NET ASSETS CONSIST OF:
Paid in capital       $ 68,463,362 $    8,559,104         ----   $  77,022,466
Net unrealized
appreciation of
   investments           2,611,079        165,328         ----       2,776,407
Accumulated net realized gain
(loss)
   on                    (562,495)      (231,360)         ----       (793,855)
investments
Undistributed
net investment income       55,769           ----         ----          55,769

TOTAL NET ASSETS      $ 70,567,715 $    8,493,072 $       ----   $  79,060,787

SHARES OUTSTANDING       6,295,420        868,161    (110,485) (b)   7,053,096



NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
Net asset value per   $      11.21   $      9.78                $    11.21
share
Offering price per    $      11.32   *        N/A               $    11.32 *
share                                $

Redemption proceeds   $      11.10 **$        N/A               $    11.10
per share

TOTAL INVESTMENTS, AT
IDENTIFIED COST       $ 67,769,855   $  8,197,667               $ 75,967,5
                                                                        22


(a) Adjustment to reflect the elimination of deferred expenses.
(b) Adjustment to reflect share balance as a result of the combination, based on the exchange ratio of
       0.8727367389.
* See "What Shares Cost" in the Federated Ohio Municipal Income Fund Prospectus, as of October 31,
  1996.
** See `Contingent Deferred Sales Charge'' in the Federated Ohio Municipal Income Fund Prospectus, as of
     October 31, 1996.

(See Notes to Pro Forma Financial
Statements)





                     FEDERATED OHIO MUNICIPAL INCOME FUND
                  FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUST
                  PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)

                                 FEDERATED  FEDERATED
                                   OHIO       OHIO
                                 MUNICIPAL INTERMEDIA
                                               TE
                                  INCOME    MUNICIPAL  PRO FORMA     PRO FORMA
                                   FUND       TRUST   ADJUSTMENT      COMBINED
                                                           S

INVESTMENT INCOME:
Interest                        $4,411,115    $398,891      $-----    $4,810,006


EXPENSES:
Investment advisory fee            285,381     38,235     (7,651)(a)     315,965

Administrative personnel and       125,000              (125,087)(b)     125,000
services fee                                  125,087
Custodian fees                      18,266     18,511    (17,911)(c)      18,866

Transfer and dividend
disbursing agent fees and           51,504     16,452    (10,432)(d)      57,524
expenses
Directors'/Trustees'                 3,565      3,130     (3,130)(e)       3,565
fees
Auditing fees                       13,711     16,687    (16,687)(f)      13,711

Legal fees                           3,276      2,312     (1,812)(f)       3,776

Portfolio accounting                49,252     50,047    (45,084)(g)      54,215
fees
Distribution services fee          285,377       ----        ----       285,377
Shareholder services fee           178,361     19,117        ----       197,478
Share registration                  16,062     20,541    (12,129)(h)      24,474
costs
Printing and postage                20,895      9,637     (7,500)(i)      23,032

Insurance premiums                   4,236      3,376     (2,876)(j)       4,736

Taxes                                  215        171        ----           386
Miscellaneous                        2,160     11,165    (10,665)(k)       2,660


     Total                       1,057,261    334,468   (260,964)     1,130,765
expenses

Deduct-
   Waiver of investment          (233,662)   (38,235)      47,893(a)   (224,004)
advisory fee
   Waiver of distribution        (171,226)       ----        ----     (171,226)
services fee
   Waiver of shareholder           (7,134)   (13,959)        ----      (21,093)
services fee
   Reimbursement of other
operating                             ----  (247,525)     247,525(l)        ----
   expenses

     Net                           645,239     34,749      34,454       714,442
expenses

          Net                    3,765,876    364,142    (34,454)     4,095,564
investment income

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) on        415,434    (4,386)        ----       411,048
investments
Net change in unrealized
appreciation (depreciation) of   (528,504)   (73,666)        ----     (602,170)
investments

     Net realized and
unrealized gain (loss) on        (113,070)   (78,052)        ----     (191,122)
     investments

          Change in net assets
resulting from                  $3,652,806    $286,090   $(34,454)    $3,904,442
          operations



(See Notes to Pro Forma Combining Statement of Operations)


(See Notes to Pro Forma Financial
Statements)






                   Federated Ohio Municipal Income Fund
                Federated Ohio Intermediate Municipal Trust
           Notes to Pro Forma Combining Statement of Operations
          For the Twelve Months Ended August 31, 1996 (unaudited)


(a) Federated Advisers receives for its services an annual investment advisory fee equal to 0.40% of the Federated Ohio Municipal Income Fund's (the `Municipal Income Fund'') average daily net assets. Federated Management receives for its services an annual investment advisory fee equal to 0.50% of the Federated Ohio Intermediate Municipal Trust's (the `Intermediate Municipal Trust'') average daily net assets. Either adviser may voluntarily choose to waive any portion of its fee.

(b) Federated Services Company (`FServ'') provides the funds with certain administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

(c) State Street Bank and Trust Company is custodian for the securities and cash of the funds. The custodian fee is based upon the level of each funds average daily net assets for the period plus out-of-pocket expenses.

(d) Fserv, through its subsidiary, Federated Shareholder Services Company (`FSSC'') serves as transfer and dividend disbursing agent for the funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

(e) Adjustment to reflect the elimination of the Trustees' fees paid for Intermediate Municipal Trust .

(f) Adjustment to reflect the audit and legal fee reductions due to the combining of two portfolios into a single portfolio.

(g) FServ maintains the funds accounting records. The fee paid to FServ is based on the level of the fund's average daily net assets for the period, plus out-of-pocket expenses.

(h) Adjustment to reflect the registration costs for the Municipal Income Fund only and the write-off of the deferred expense balance for the Intermediate Municipal Trust.

(i) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into a single portfolio.

(j) Adjustment to reflect the decrease in insurance fees due to the reduction in the coverage requirement of a single portfolio.

(k) Adjustment to reflect the miscellaneous expense for the Municipal Income Fund only.

(l) Adjustment to reflect the elimination of the expense reimbursement due to the expense reduction realized by combining two portfolios into a single portfolio.

(See Notes to Pro Forma Financial Statements)




     FEDERATED{PRIVATE }                              EXHIBIT 17.2
     SECURITIES CORP.           INTERMEDIATE MUNICIPAL TRUST
     FEDERATED INVESTORS TOWER  FEDERATED OHIO INTERMEDIATE
     PITTSBURGH, PA 15222-3779  MUNICIPAL TRUST
                                  SPECIAL MEETING OF SHAREHOLDERS
                                            JULY 7, 1997

                                KNOW ALL PERSONS BY THESE
                                PRESENTS that the undersigned
                                Shareholder of FEDERATED OHIO
                                INTERMEDIATE MUNICIPAL TRUST, a
                                portfolio of Intermediate
                                Municipal Trust, hereby appoints
                                S. Elliott Cohan, Patricia F.
                                Conner, Catherine C. Ryan,
                                Amanda J. Reed, and Suzanne W.
                                Land,
                                or any of them, true and lawful
                                attorneys, with power of
                                substitution of each, to vote
                                all shares of FEDERATED OHIO
                                INTERMEDIATE MUNICIPAL TRUST, a
                                portfolio of Intermediate
                                Municipal Trust, which the
                                undersigned is entitled to vote,
                                at the Special Meeting of
                                Shareholders to be held on July
                                7, 1997, at Federated Investors
                                Tower, 1001 Liberty Avenue,
                                Nineteenth Floor, Pittsburgh,
                                Pennsylvania 15222-3779, at
                                2:00 p.m., and at any
                                adjournment thereof.

                                Discretionary authority is
                                hereby conferred as to all other
                                matters as may properly come
                                before the Special Meeting.




THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. THE ATTORNEYS NAMED WILL VOTE THE SHARES REPRESENTED BY THIS PROXY IN ACCORDANCE WITH THE CHOICE MADE ON THIS BALLOT. IF THIS PROXY IS RETURNED AND NO CHOICE IS INDICATED AS TO ANY MATTER, THIS PROXY WILL BE VOTED AFFIRMATIVELY ON THE MATTER PRESENTED.

PLEASE RETURN BOTTOM PORTION WITH YOUR VOTE IN THE ENCLOSED ENVELOPE AND RETAIN THE TOP PORTION.

     TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS X     KEEP
THIS PORTION FOR YOUR RECORDS

            THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
               FEDERATED OHIO INTERMEDIATE MUNICIPAL TRUSTDETACH AND RETURN THIS PORTION ONLY


{PRIVATE }
VOTE ON
PROPOSAL

  FORAGAINSTABSTAIN
"     "     "       1.   APPROVAL OF A PROPOSED AGREEMENT
                         AND PLAN OF REORGANIZATION
                         BETWEEN INTERMEDIATE MUNICIPAL
                         TRUST, ON BEHALF OF FEDERATED
                         OHIO INTERMEDIATE MUNICIPAL TRUST
                         (THE "FUND"), AND MUNICIPAL
                         SECURITIES INCOME TRUST (THE
                         "TRUST"), ON BEHALF OF ITS
                         PORTFOLIO, FEDERATED OHIO
                         MUNICIPAL INCOME FUND (THE
                         "PORTFOLIO"), WHEREBY THE TRUST
                         WOULD ACQUIRE ALL OF THE ASSETS
                         OF THE FUND IN EXCHANGE FOR CLASS
                         F SHARES OF THE PORTFOLIO TO BE
                         DISTRIBUTED PRO RATA BY THE FUND
                         TO HOLDERS OF FUND SHARES IN
                         COMPLETE LIQUIDATION OF THE FUND.


     PLEASE SIGN EXACTLY YOUR NAME(S) AS IT APPEARS BELOW. WHEN SIGNING AS ATTORNEY, EXECUTOR, ADMINISTRATOR, GUARDIAN, TRUSTEE, CUSTODIAN, ETC., PLEASE GIVE YOUR FULL TITLE AS SUCH. IF A CORPORATION OR PARTNERSHIP, PLEASE SIGN THE FULL NAME BY AN AUTHORIZED OFFICER OR PARTNER. IF SHARES ARE OWNED JOINTLY, ALL PARTIES SHOULD SIGN.



     SIGNATURE           SIGNATURE (JOINT OWNERS)      DATE


b358\rcr\federated\intermediate\ballot.